Financial instruments and financial risk management (Details 4) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Accounts payable and accrued liabilities	$ 32,319	$ 29,828
Loans payable	64,860	$ 78,682
Interest on loans payable	777
Other liabilities	9,692
Total Commitments	107,648
Liquidity risk
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Accounts payable and accrued liabilities	32,319
Loans payable	64,720
Interest on loans payable	654
Other liabilities	9,692
Total Commitments	107,385
Liquidity risk | Within 1 year
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Accounts payable and accrued liabilities	32,319
Loans payable	28,770
Interest on loans payable	207
Other liabilities	8,579
Total Commitments	69,875
Liquidity risk | 1-2 Years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Accounts payable and accrued liabilities	0
Loans payable	7,520
Interest on loans payable	197
Other liabilities	1,113
Total Commitments	8,830
Liquidity risk | 2-5 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Accounts payable and accrued liabilities	0
Loans payable	28,430
Interest on loans payable	250
Other liabilities	0
Total Commitments	28,680
Liquidity risk | After 5 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Accounts payable and accrued liabilities	0
Loans payable	0
Interest on loans payable	0
Other liabilities	0
Total Commitments	$ 0